GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Changes in goodwill [abstract]
Summary of reconciliation of goodwill
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2017		$901
Acquired through acquisition	3	27
Transfer to Assets held for sale	5	(22)
Foreign exchange		(78)
Balance, as at December 31, 2018		828
Foreign exchange		(7)
Balance, as at December 31, 2019		$821